Share capital and Contributed Surplus (Narrative) (Details)			1 Months Ended									3 Months Ended					9 Months Ended	12 Months Ended
	Jul. 14, 2022 CAD ($) $ / shares shares	Jun. 12, 2020 share $ / shares shares	Oct. 28, 2022	Sep. 30, 2021 CAD ($) $ / shares shares	Apr. 30, 2021 CAD ($) $ / shares shares	Sep. 30, 2020 CAD ($) shares	Sep. 17, 2020 CAD ($) $ / shares shares	Jun. 30, 2020 CAD ($) $ / shares shares	May 31, 2020 CAD ($) $ / shares shares	Mar. 31, 2020 CAD ($) $ / shares shares	Jan. 31, 2020 CAD ($) $ / shares shares	Sep. 30, 2020 CAD ($) shares	Jun. 30, 2020 CAD ($) shares	Mar. 31, 2020 CAD ($) $ / shares	Sep. 30, 2019 CAD ($) $ / shares shares	Mar. 31, 2019 CAD ($) shares	Sep. 30, 2020 CAD ($) share $ / shares shares	Sep. 30, 2022 CAD ($) share shares	Sep. 30, 2021 CAD ($) share shares	Sep. 30, 2020 CAD ($) shares	Dec. 31, 2019 CAD ($) share $ / shares shares	Dec. 31, 2018 $ / shares shares	Apr. 30, 2022 shares	Dec. 31, 2021 CAD ($)	Aug. 31, 2021 shares	Aug. 31, 2020 shares
Disclosure of classes of share capital [line items]
Description of reverse stock split			1-for-70 Reverse Split
Number of warrants granted | shares																		1,000,000	5,043,165	1,085,050
Cash commission																	$ 164,716	$ 33,880	$ 606,622		$ 0
Share offering costs									$ 58,065					$ 45,283			699,886	33,880	606,622
Issue price per share | $ / shares									$ 31.5													$ 66.67
Proceeds from issue of ordinary shares																	$ 4,355,171	$ 344,000	$ 6,002,472		$ 1,014,948
Issuance of unsecured convertible notes									$ 1,100,000
Unsecured convertible notes, interest rate									15.00%
Percentage of principal amount received by holders									25.00%
Shares issued upon conversion of debt | shares									8,583
Conversion of notes, number of shares issued | shares									35,398
Accrued interest									$ 59,112
Number of shares converted from accrued interest | shares						1,877
Number of warrants outstanding | shares				13,901,640		9,585,050						9,585,050			8,500,000		9,585,050	13,417,156	13,901,640	9,585,050	8,500,000	0			13,901,640	9,585,050
Number of warrants issued with insignificant fair value | shares																					6,500,000
Number of share options granted | share																	29,357	9,500	52,988		0
Cancelled | share																		17,714
Weighted-average fair value per option				$ 50.4		$ 16.1						$ 16.1					$ 16.1	$ 38.21	$ 50.4	$ 16.1
Estimated forfeiture rate																	0.00%
Options granted at different forfeiture rate | shares																	7,143
Exercise price of option granted at forfeiture rate | $ / shares																	$ 49
Forfeiture rate default percentage																	50.00%
Total consideration																	$ 24,959	$ 860,400	$ 988,716		$ 0
Number of shares issued | shares				589,518		383,996						383,996					383,996	699,511	589,518	383,996	383,996	3
Professional fees expense																	$ 190,398	$ 1,028,240	$ 778,337
Interest expense																	$ 90,474	$ 511,990	$ 116,113
Private placement [Member]
Disclosure of classes of share capital [line items]
Number of units issued | shares	22,857			10,714
Price per unit issued | $ / shares	$ 15.05			$ 140
Proceeds from issuing units	$ 344,000			$ 1,500,000
Number of warrants granted | shares	800,000
Exercise price of warrants granted | $ / shares	$ 0.285			$ 2.35
Description of warrants issued	each for a period of 24 months from the closing date. Each Warrant converts into 0.01428571 common shares or 70 warrants for one common share.
Percentage of market capitalization	25.00%
Description of units issued				each September Unit is comprised of one common share and seventy Warrant Shares at a price of $2.35 for each 1/70 of a common share (70 warrants for one common share) for a period of 24 months from September 16, 2021 ("September 2021 Warrants"). If at any time after four months and one day following September 16, 2021, the trading price of KWESST common stock on the TSX-V is equal to or exceeds $322.00 for a period of 3 consecutive trading days, as evidenced by the price at the close of market, we will be entitled to notify the holders of Warrants of its intention to force the exercise of the Warrants. Upon receipt of such notice, the holders of Warrants shall have 30 days to exercise the Warrants, failing which the Warrants will automatically expire.
Consideration allocated between common share and warrant | $ / shares				$ 140
Fair value per warrant granted | $ / shares				0.52
Consideration allocated to common shares | $ / shares				$ 103.6
Cash commission				$ 90,000
Share offering costs				$ 130,730
Issued common shares | shares								229		12,082	37,500				72,500		37,500				72,500
Issue of equity																	$ 1,050,000				$ 1,014,948
Issue price per share | $ / shares								$ 34.93		$ 35	$ 28			$ 28	$ 14		$ 28				$ 14
Proceeds from issue of ordinary shares								$ 8,000		$ 422,875	$ 1,050,000			$ 1,050,000	$ 1,014,948
Directors and officers [Member]
Disclosure of classes of share capital [line items]
Number of units issued | shares	5,814				1,029
Proceeds from issuing units	$ 87,500				$ 90,000
Brokered private placement [Member]
Disclosure of classes of share capital [line items]
Number of units issued | shares					51,087
Price per unit issued | $ / shares					$ 87.5
Proceeds from issuing units					$ 4,470,071
Exercise price of warrants granted | $ / shares					$ 1.75
Description of units issued					Each April 2021 Warrant is exercisable to acquire 1/70 of a common share at a price of $1.75 each (70 warrants for one common share) for a period of 24 months from the closing of the April 2021 Offering ("Closing Date"). If at any time after four (4) months and one (1) day following the Closing Date, the trading price of KWESST common stock on the TSX Venture Exchange is equal to or exceeds $210.00 for a period of 10 consecutive trading days, as evidenced by the price at the close of market, we will be entitled to notify the holders of the April 2021 Warrants of its intention to force the exercise of the April 2021 Warrants. Upon receipt of such notice, the holders of April 2021 Warrants shall have 30 days to exercise the April 2021 Warrants, failing which the April 2021 Warrants will automatically expire.
Consideration allocated between common share and warrant | $ / shares					$ 87.5
Consideration allocated to common shares | $ / shares					$ 70.7
Cash commission					$ 288,405
Share offering costs					630,680
Compensation options granted to agents					$ 233,057
Issued common shares | shares																	62,994	0	51,087
Issue of equity																	$ 3,087,138	$ 0	$ 3,611,818
Estimated fair value per warrant | $ / shares					$ 0.24
Issue price per share | $ / shares																	$ 49.01
Asset acquisition [Member]
Disclosure of classes of share capital [line items]
Number of warrants granted | shares					500,000
Issued common shares | shares					14,286												9,957	0	14,286
Issue of equity																	$ 167,280	$ 0	$ 1,290,000
Estimated fair value per warrant | $ / shares					$ 0.85
Issue price per share | $ / shares																	$ 16.8
September 2021 broker warrants [Member]
Disclosure of classes of share capital [line items]
Number of warrants granted | shares				45,000
Exercise price of warrants granted | $ / shares				$ 2
Estimated fair value per warrant | $ / shares				$ 0.72
Amended license [Member]
Disclosure of classes of share capital [line items]
Issued common shares | shares					1,429												0	0	1,429
Issue of equity																	$ 0	$ 0	$ 137,000
Debt settlements - legal fees [Member]
Disclosure of classes of share capital [line items]
Issued common shares | shares																		143	816
Issue of equity																		$ 19,000	$ 47,000
Debt settlements - online advertising services [Member]
Disclosure of classes of share capital [line items]
Issued common shares | shares																			346
Issue of equity																			$ 16,866
Performance bonus [Member]
Disclosure of classes of share capital [line items]
Issued common shares | shares												643					14,929	0	0
Issue of equity																	$ 731,500	$ 0	$ 0
Issue price per share | $ / shares																	$ 49
Foremost's qualifying transaction [Member]
Disclosure of classes of share capital [line items]
Issued common shares | shares																	12,836	0	0
Issue of equity																	$ 628,949	$ 0	$ 0
Issue price per share | $ / shares																	$ 49
Conversion of 10% 2019 converted notes [Member]
Disclosure of classes of share capital [line items]
Issued common shares | shares																	6,523	0	0
Issue of equity																	$ 255,718	$ 0	$ 0
Directors converted loans [Member]
Disclosure of classes of share capital [line items]
Description of units issued																Each Unit is comprised of one common share and one common share purchase warrant. Each warrant entitles the holder to acquire 1/70 of a common share at a price of $14.00 per share and with an expiry date of June 14, 2024.
Issued common shares | shares																					92,857
Issue of equity																					$ 31,308
Issue price per share | $ / shares																					$ 0.34
Shares issued upon conversion of debt | shares																92,857
Debt conversion, amount																$ 32,500
Parent company converted loans [Member]
Disclosure of classes of share capital [line items]
Issued common shares | shares																					152,857
Issue of equity																					$ 467,000
Issue price per share | $ / shares																					$ 3.06
Shares issued upon conversion of debt | shares																152,857
Debt conversion, amount																$ 467,000
Directors converted loans two [Member]
Disclosure of classes of share capital [line items]
Issued common shares | shares																					21,429
Issue of equity																					$ 150,000
Issue price per share | $ / shares																					$ 7
Shares issued upon conversion of debt | shares															21,429
Debt conversion, amount															$ 150,000
Converted debt and accrued interest [Member]
Disclosure of classes of share capital [line items]
Issued common shares | shares																	6,523				44,350
Issue of equity																	$ 255,718				$ 620,897
Issue price per share | $ / shares																	$ 39.2				$ 14
Shares issued upon conversion of debt | shares															44,350
Debt conversion, amount															$ 560,007
Debt conversion, accrued interest, amount															$ 60,890
Private placement two [Member]
Disclosure of classes of share capital [line items]
Issued common shares | shares																	12,082
Issue of equity																	$ 422,875
Issue price per share | $ / shares														$ 35			$ 35
Proceeds from issue of ordinary shares														$ 422,875
Non-brokered private placement for unsecured convertible notes [Member]
Disclosure of classes of share capital [line items]
Shares issued upon conversion of debt | shares							35,398
Issue of convertible instruments													$ 1,100,000
Debt conversion, accrued interest, amount							$ 59,112
Borrowings, interest rate							15.00%
Accrued interest converted to common shares | shares							1,877
Additional common shares issued as 25% of principal amount of note [Member]
Disclosure of classes of share capital [line items]
Share offering costs							$ 58,065
Issue price per share | $ / shares							$ 31.5
Shares issued upon conversion of debt | shares							8,583
Private placement three [Member]
Disclosure of classes of share capital [line items]
Issued common shares | shares													229				229
Issue of equity																	$ 8,000
Issue price per share | $ / shares																	$ 34.93
Consulting services [Member]
Disclosure of classes of share capital [line items]
Issued common shares | shares																	871	0	0
Issue of equity																	$ 32,393	$ 0	$ 0
Issue price per share | $ / shares																	$ 37.19
Shares for consulting services | shares													871
Pi Financial Corp [Member]
Disclosure of classes of share capital [line items]
Share offering costs												$ 325,887					$ 325,887
Issued common shares | shares																	62,994
Issue price per share | $ / shares																	$ 49.01
Proceeds from issue of ordinary shares												$ 3,086,687					$ 3,086,687
Each to two M&A / capital market advisors [Member] | Performance bonus [Member]
Disclosure of classes of share capital [line items]
Issued common shares | shares												7,143
Police Ordnance acquisition [Member]
Disclosure of classes of share capital [line items]
Number of common shares issued																								3,965
Number of additional common shares | shares																							875
SageGuild LLC [Member]
Disclosure of classes of share capital [line items]
Number of common shares issued | share		2,000
Issued common shares | shares		7,957
Issue price per share | $ / shares		$ 35
Number of warrants Issued in asset acquisition | shares																	750,000